FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.2%
EchoStar Corp., Class A Shares	10,986	$184,016	*

Entertainment - 0.4%
Marcus Corp.	14,879	230,624
Skillz Inc.	10,869	55,432	*

Total Entertainment		286,056

Interactive Media & Services - 1.2%
Angi Inc.	40,340	79,873	*
Cargurus Inc.	9,416	164,968	*
EverQuote Inc., Class A Shares	3,073	22,218	*
TrueCar Inc.	57,551	119,131	*
Yelp Inc.	13,602	565,707	*

Total Interactive Media & Services		951,897

Media - 0.6%
Gannett Co. Inc.	41,855	102,545	*
Perion Network Ltd.	13,079	400,610	*

Total Media		503,155

Wireless Telecommunication Services - 0.4%
Telephone and Data Systems Inc.	6,173	113,028
United States Cellular Corp.	5,516	237,022	*

Total Wireless Telecommunication Services		350,050

TOTAL COMMUNICATION SERVICES		2,275,174

CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 1.6%
Goodyear Tire & Rubber Co.	29,758	369,892	*
Modine Manufacturing Co.	15,493	708,805	*
Patrick Industries Inc.	3,140	235,688

Total Automobile Components		1,314,385

Automobiles - 0.2%
Winnebago Industries Inc.	3,191	189,705

Broadline Retail - 0.2%
Macy’s Inc.	10,463	121,475

Diversified Consumer Services - 1.0%
2U Inc.	27,956	69,051	*
American Public Education Inc.	13,312	66,294	*
Chegg Inc.	12,529	111,759	*
Graham Holdings Co., Class B Shares	510	297,330
Perdoceo Education Corp.	14,649	250,498

Total Diversified Consumer Services		794,932

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.3%
BJ’s Restaurants Inc.	7,596	$178,202	*
Bloomin’ Brands Inc.	20,404	501,734
Cracker Barrel Old Country Store Inc.	629	42,269
Fiesta Restaurant Group Inc.	8,318	70,370	*
International Game Technology PLC	15,662	474,872
Penn Entertainment Inc.	3,138	72,017	*
Playa Hotels & Resorts NV	34,456	249,462	*
Red Robin Gourmet Burgers Inc.	2,929	23,549	*
SeaWorld Entertainment Inc.	4,698	217,283	*

Total Hotels, Restaurants & Leisure		1,829,758

Household Durables - 2.6%
Beazer Homes USA Inc.	23,803	592,933	*
Ethan Allen Interiors Inc.	9,939	297,176
M/I Homes Inc.	5,442	457,346	*
MDC Holdings Inc.	3,661	150,943
Meritage Homes Corp.	4,710	576,457

Total Household Durables		2,074,855

Leisure Products - 0.3%
JAKKS Pacific Inc.	13,312	247,470	*

Specialty Retail - 2.0%
Academy Sports & Outdoors Inc.	9,939	469,816
Dick’s Sporting Goods Inc.	3,140	340,941
Genesco Inc.	3,244	99,980	*
Signet Jewelers Ltd.	6,802	488,452
Stitch Fix Inc., Class A Shares	55,000	189,750	*

Total Specialty Retail		1,588,939

Textiles, Apparel & Luxury Goods - 0.2%
Movado Group Inc.	7,324	200,311

TOTAL CONSUMER DISCRETIONARY		8,361,830

CONSUMER STAPLES - 3.9%
Beverages - 0.7%
Coca-Cola Consolidated Inc.	943	600,050

Consumer Staples Distribution & Retail - 0.9%
Andersons Inc.	5,873	302,518
Sprouts Farmers Market Inc.	10,180	435,704	*

Total Consumer Staples Distribution & Retail		738,222

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Food Products - 0.9%
Cal-Maine Foods Inc.	1,488	$72,049
John B Sanfilippo & Son Inc.	3,140	310,232
Simply Good Foods Co.	8,893	306,986	*

Total Food Products		689,267

Personal Care Products - 0.8%
Edgewell Personal Care Co.	6,656	246,006
Nature’s Sunshine Products Inc.	8,998	149,097	*
USANA Health Sciences Inc.	3,800	222,718	*

Total Personal Care Products		617,821

Tobacco - 0.6%
Turning Point Brands Inc.	5,755	132,883
Vector Group Ltd.	34,530	367,399

Total Tobacco		500,282

TOTAL CONSUMER STAPLES		3,145,642

ENERGY - 8.4%
Energy Equipment & Services - 2.0%
Helmerich & Payne Inc.	8,065	340,020
Nabors Industries Ltd.	1,567	192,960	*
Patterson-UTI Energy Inc.	21,143	292,619
RPC Inc.	25,059	224,028
Weatherford International PLC	5,800	523,914	*

Total Energy Equipment & Services		1,573,541

Oil, Gas & Consumable Fuels - 6.4%
Baytex Energy Corp.	58,654	258,664
California Resources Corp.	8,614	482,470
Chevron Corp.	1,577	265,914
DHT Holdings Inc.	31,324	322,637
Golar LNG Ltd.	15,172	368,073
Murphy Oil Corp.	15,695	711,768
PBF Energy Inc., Class A Shares	9,397	503,022
Peabody Energy Corp.	14,100	366,459
SandRidge Energy Inc.	32,849	514,415
Scorpio Tankers Inc.	4,698	254,256
SM Energy Co.	18,311	726,031
Teekay Tankers Ltd., Class A Shares	8,927	371,631

Total Oil, Gas & Consumable Fuels		5,145,340

TOTAL ENERGY		6,718,881

FINANCIALS - 15.9%
Banks - 7.5%
Associated Banc-Corp.	14,879	254,580
BankUnited Inc.	12,529	284,408

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
Berkshire Hills Bancorp Inc.	14,649	$293,712
Carter Bankshares Inc.	23,510	294,580	*
Central Pacific Financial Corp.	8,998	150,087
Columbia Banking System Inc.	7,481	151,864
CrossFirst Bankshares Inc.	15,662	158,030	*
Customers Bancorp Inc.	8,065	277,839	*
Equity Bancshares Inc., Class A Shares	7,481	180,068
Financial Institutions Inc.	7,847	132,065
First BanCorp	42,880	577,165
First Commonwealth Financial Corp.	17,079	208,535
First Financial Corp.	5,179	175,102
First Horizon Corp.	20,927	230,616
First Internet Bancorp	4,708	76,317
Flushing Financial Corp.	15,695	206,075
Hanmi Financial Corp.	23,919	388,205
Heartland Financial USA Inc.	2,877	84,670
Heritage Financial Corp.	6,801	110,924
HomeStreet Inc.	5,755	44,831
HomeTrust Bancshares Inc.	6,278	136,044
Hope Bancorp Inc.	25,270	223,640
Midland States Bancorp Inc.	11,136	228,733
New York Community Bancorp Inc.	31,508	357,301
Northeast Community Bancorp Inc.	14,000	206,640
OFG Bancorp	14,461	431,806
Washington Federal Inc.	7,831	200,630

Total Banks		6,064,467

Capital Markets - 0.4%
CION Investment Corp.	17,463	184,584
Evercore Inc., Class A Shares	1,047	144,360

Total Capital Markets		328,944

Consumer Finance - 1.2%
Bread Financial Holdings Inc.	2,877	98,394
Enova International Inc.	12,529	637,350	*
Navient Corp.	12,529	215,749

Total Consumer Finance		951,493

Financial Services - 4.4%
A-Mark Precious Metals Inc.	6,656	195,220
Cannae Holdings Inc.	11,746	218,945	*
Essent Group Ltd.	4,033	190,721
International Money Express Inc.	14,095	238,628	*

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Financial Services - continued
Jackson Financial Inc., Class A Shares	11,746	$448,932
MGIC Investment Corp.	35,054	585,051
Mr. Cooper Group Inc.	6,801	364,262	*
NMI Holdings Inc., Class A Shares	10,463	283,443	*
Radian Group Inc.	27,476	689,922
StoneCo Ltd., Class A Shares	28,974	309,153	*

Total Financial Services		3,524,277

Insurance - 2.1%
Ambac Financial Group Inc.	18,794	226,656	*
Employers Holdings Inc.	6,264	250,247
Enstar Group Ltd.	1,253	303,226	*
Genworth Financial Inc., Class A Shares	78,479	459,887	*
Greenlight Capital Re Ltd., Class A Shares	15,000	161,100	*
RLI Corp.	1,958	266,072

Total Insurance		1,667,188

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp.	22,710	233,005

TOTAL FINANCIALS		12,769,374

HEALTH CARE - 14.7%
Biotechnology - 5.9%
2seventy bio Inc.	9,397	36,836	*
Abeona Therapeutics Inc.	6,696	28,190	*
ACADIA Pharmaceuticals Inc.	14,252	297,012	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Aeglea BioTherapeutics Inc.	1,202	14,725	*
Aeglea BioTherapeutics Inc., CVR	30,064	0	*(a)(b)(c)
Agios Pharmaceuticals Inc.	6,051	149,762	*
Akebia Therapeutics Inc.	62,783	71,573	*
Alaunos Therapeutics Inc.	100,850	13,292	*
Alkermes PLC	12,529	350,937	*
Anika Therapeutics Inc.	3,923	73,086	*
Aptevo Therapeutics Inc.	10,288	3,395	*
Arcturus Therapeutics Holdings Inc.	5,873	150,055	*
Ardelyx Inc.	115,116	469,673	*
Arrowhead Pharmaceuticals Inc.	1,307	35,119	*
Assembly Biosciences Inc.	62,292	55,128	*
Atara Biotherapeutics Inc.	21,926	32,450	*
Aurinia Pharmaceuticals Inc.	18,794	146,029	*
Beyondspring Inc.	12,092	9,674	*
Bluebird Bio Inc.	18,011	54,753	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - continued
CareDx Inc.	9,000	$63,000	*
Caribou Biosciences Inc.	10,986	52,513	*
CASI Pharmaceuticals Holdings Inc.	18,577	47,557	*
Catalyst Pharmaceuticals Inc.	9,000	105,210	*
Chimerix Inc.	21,137	20,287	*
Coherus Biosciences Inc.	8,433	31,539	*
CytomX Therapeutics Inc.	26,159	33,745	*
Deciphera Pharmaceuticals Inc.	6,801	86,509	*
Eagle Pharmaceuticals Inc.	4,287	67,606	*
Editas Medicine Inc.	6,264	48,859	*
Enanta Pharmaceuticals Inc.	2,271	25,367	*
Fate Therapeutics Inc.	14,879	31,543	*
GlycoMimetics Inc.	90,941	136,412	*
Heron Therapeutics Inc.	21,926	22,584	*
Homology Medicines Inc.	39,155	45,811	*
Infinity Pharmaceuticals Inc.	120,000	1,920	*
Inovio Pharmaceuticals Inc.	93,972	36,555	*
Intercept Pharmaceuticals Inc.	5,755	106,698	*
Ironwood Pharmaceuticals Inc.	11,746	113,114	*
Kiniksa Pharmaceuticals Ltd., Class A Shares	9,788	170,018	*
MacroGenics Inc.	25,059	116,775	*
MiMedx Group Inc.	12,000	87,480	*
NextCure Inc.	18,311	23,621	*
PDL BioPharma Inc.	152,500	24,791	*(a)(b)
Poseida Therapeutics Inc.	37,000	88,060	*
Precigen Inc.	26,159	37,146	*
Precision BioSciences Inc.	53,786	18,357	*
Protagonist Therapeutics Inc.	10,963	182,863	*
Puma Biotechnology Inc.	18,311	48,158	*
REGENXBIO Inc.	4,289	70,597	*
Rigel Pharmaceuticals Inc.	66,563	71,888	*
Sangamo Therapeutics Inc.	20,360	12,212	*
Sio Gene Therapies Inc.	41,855	16,240	*
Surface Oncology Inc., CVR	43,029	4,800	*(a)(b)
Sutro Biopharma Inc.	16,807	58,320	*
Syros Pharmaceuticals Inc.	4,209	16,626	*
Twist Bioscience Corp.	4,100	83,066	*
Vanda Pharmaceuticals Inc.	14,649	63,284	*
Vaxcyte Inc.	939	47,870	*
Vir Biotechnology Inc.	5,755	53,924	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - continued
Voyager Therapeutics Inc.	13,446	$104,207	*
Xencor Inc.	3,452	69,558	*
Y-mAbs Therapeutics Inc.	14,879	81,091	*
Zymeworks Inc.	12,000	76,080	*

Total Biotechnology		4,695,550

Health Care Equipment & Supplies - 2.7%
Avanos Medical Inc.	4,656	94,144	*
Electromed Inc.	22,649	235,323	*
Haemonetics Corp.	4,300	385,194	*
iRadimed Corp.	3,295	146,199
Lantheus Holdings Inc.	2,350	163,278	*
Masimo Corp.	1,492	130,819	*
Semler Scientific Inc.	6,734	170,842	*
Shockwave Medical Inc.	2,512	500,139	*
Varex Imaging Corp.	9,416	176,927	*
Zynex Inc.	25,059	200,472	*

Total Health Care Equipment & Supplies		2,203,337

Health Care Providers & Services - 3.5%
Addus HomeCare Corp.	2,878	245,177	*
Alignment Healthcare Inc.	14,722	102,171	*
AMN Healthcare Services Inc.	3,663	312,014	*
Cross Country Healthcare Inc.	10,180	252,362	*
Ensign Group Inc.	7,539	700,599
InfuSystem Holdings Inc.	9,416	90,770	*
Joint Corp.	7,847	70,545	*
ModivCare Inc.	2,584	81,422	*
Owens & Minor Inc.	6,278	101,453	*
PetIQ Inc.	23,493	462,812	*
Tenet Healthcare Corp.	6,278	413,657	*

Total Health Care Providers & Services		2,832,982

Health Care Technology - 0.6%
NextGen Healthcare Inc.	14,791	350,991	*
Veradigm Inc.	9,788	128,614	*

Total Health Care Technology		479,605

Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp.	14,095	76,818	*
Codexis Inc.	27,408	51,801	*
Harvard Bioscience Inc.	14,000	60,200	*
Quanterix Corp.	5,481	148,754	*

Total Life Sciences Tools & Services		337,573

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals Inc.	21,000	$88,620	*
Amphastar Pharmaceuticals Inc.	6,801	312,778	*
Assertio Holdings Inc.	50,433	129,108	*
Assertio Holdings Inc., CVR	62,783	0	*(a)(b)(c)
Cara Therapeutics Inc.	10,463	17,578	*
Collegium Pharmaceutical Inc.	4,000	89,400	*
Corcept Therapeutics Inc.	6,264	170,663	*
EyePoint Pharmaceuticals Inc.	9,000	71,910	*
Ligand Pharmaceuticals Inc.	3,500	209,720	*
Nektar Therapeutics	30,000	17,868	*
SIGA Technologies Inc.	9,867	51,802
Theravance Biopharma Inc.	7,847	67,719	*
VYNE Therapeutics Inc.	5,196	20,784	*

Total Pharmaceuticals		1,247,950

TOTAL HEALTH CARE		11,796,997

INDUSTRIALS - 18.4%
Aerospace & Defense - 0.6%
AAR Corp.	7,847	467,132	*

Building Products - 1.2%
Alpha Pro Tech Ltd.	16,543	71,797	*
Apogee Enterprises Inc.	5,716	269,109
Masonite International Corp.	6,907	643,871	*

Total Building Products		984,777

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	26,996	303,705	*
GEO Group Inc.	18,311	149,784	*

Total Commercial Services & Supplies		453,489

Construction & Engineering - 2.6%
Argan Inc.	6,639	302,207
Dycom Industries Inc.	4,186	372,554	*
Granite Construction Inc.	7,439	282,831
Limbach Holdings Inc.	6,900	218,937	*
MYR Group Inc.	2,355	317,360	*
Orion Group Holdings Inc.	105,382	564,847	*

Total Construction & Engineering		2,058,736

Electrical Equipment - 0.9%
Atkore Inc.	1,958	292,114	*
Encore Wire Corp.	2,350	428,781

Total Electrical Equipment		720,895

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Ground Transportation - 1.8%
ArcBest Corp.	4,186	$425,507
Covenant Logistics Group Inc.	12,033	527,647
Werner Enterprises Inc.	12,556	489,056

Total Ground Transportation		1,442,210

Machinery - 2.4%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
Greenbrier Cos. Inc.	8,736	349,440
Manitowoc Co. Inc.	18,311	275,580	*
Terex Corp.	9,416	542,550
Titan International Inc.	40,611	545,406	*
Wabash National Corp.	9,397	198,465

Total Machinery		1,911,441

Professional Services - 4.3%
Barrett Business Services Inc.	3,290	296,889
CRA International Inc.	3,663	369,084
ExlService Holdings Inc.	19,625	550,285	*
Exponent Inc.	2,878	246,357
Heidrick & Struggles International Inc.	5,755	143,990
IBEX Holdings Ltd.	9,397	145,184	*
Insperity Inc.	5,651	551,537
Kforce Inc.	9,417	561,818
TriNet Group Inc.	3,916	456,136	*
TrueBlue Inc.	10,437	153,111	*

Total Professional Services		3,474,391

Trading Companies & Distributors - 4.1%
BlueLinx Holdings Inc.	5,952	488,600	*
Boise Cascade Co.	4,186	431,325
Herc Holdings Inc.	4,186	497,883
MRC Global Inc.	36,623	375,386	*
NOW Inc.	52,319	621,026	*
Rush Enterprises Inc., Class A Shares	13,339	544,631
Titan Machinery Inc.	11,746	312,209	*

Total Trading Companies & Distributors		3,271,060

TOTAL INDUSTRIALS		14,784,131

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.8%
Applied Optoelectronics Inc.	27,205	298,439	*
Extreme Networks Inc.	23,543	569,976	*
Infinera Corp.	46,986	196,401	*
Inseego Corp.	64,841	27,233	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Communications Equipment - continued
NETGEAR Inc.	11,746	$147,882	*
NetScout Systems Inc.	7,585	212,532	*

Total Communications Equipment		1,452,463

Electronic Equipment, Instruments & Components - 1.3%
Arlo Technologies Inc.	35,210	362,663	*
Avnet Inc.	3,138	151,220
Sanmina Corp.	6,278	340,770	*
Vishay Intertechnology Inc.	6,278	155,192

Total Electronic Equipment, Instruments & Components		1,009,845

IT Services - 0.3%
DigitalOcean Holdings Inc.	9,553	229,559	*

Semiconductors & Semiconductor Equipment - 2.6%
Alpha & Omega Semiconductor Ltd.	7,047	210,282	*
Amkor Technology Inc.	20,360	460,136
Axcelis Technologies Inc.	3,916	638,504	*
Kulicke & Soffa Industries Inc.	7,831	380,822
Photronics Inc.	20,927	422,935	*

Total Semiconductors & Semiconductor Equipment		2,112,679

Software - 5.2%
8x8 Inc.	38,372	96,698	*
A10 Networks Inc.	26,891	404,172
Alarm.com Holdings Inc.	3,924	239,913	*
Box Inc., Class A Shares	12,529	303,327	*
Cleanspark Inc.	54,817	208,853	*
CommVault Systems Inc.	6,610	446,902	*
Couchbase Inc.	19,577	335,941	*
Domo Inc., Class B Shares	3,138	30,784	*
eGain Corp.	16,166	99,098	*
InterDigital Inc.	3,446	276,507
LiveRamp Holdings Inc.	9,880	284,939	*
Matterport Inc.	55,365	120,142	*
Qualys Inc.	3,977	606,691	*
Varonis Systems Inc.	10,571	322,838	*
Weave Communications Inc.	26,000	211,900	*
Yext Inc.	31,324	198,281	*

Total Software		4,186,986

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.4%
Stratasys Ltd.	9,416	$128,152	*
Super Micro Computer Inc.	3,681	1,009,404	*

Total Technology Hardware, Storage & Peripherals		1,137,556

TOTAL INFORMATION TECHNOLOGY		10,129,088

MATERIALS - 4.3%
Chemicals - 1.5%
AdvanSix Inc.	9,416	292,649
American Vanguard Corp.	10,044	109,781
Core Molding Technologies Inc.	8,000	227,920	*
Ecovyst Inc.	21,143	208,047	*
Rayonier Advanced Materials Inc.	33,307	117,907	*
Tronox Holdings PLC	20,169	271,071

Total Chemicals		1,227,375

Containers & Packaging - 0.3%
O-I Glass Inc.	14,095	235,809	*

Metals & Mining - 1.8%
Kaiser Aluminum Corp.	2,897	218,028
Olympic Steel Inc.	4,698	264,075
Ryerson Holding Corp.	7,831	227,804
SunCoke Energy Inc.	66,847	678,497

Total Metals & Mining		1,388,404

Paper & Forest Products - 0.7%
Clearwater Paper Corp.	8,605	311,931	*
Sylvamo Corp.	5,873	258,060

Total Paper & Forest Products		569,991

TOTAL MATERIALS		3,421,579

REAL ESTATE - 5.1%
Health Care REITs - 1.1%
CareTrust REIT Inc.	16,807	344,543
Diversified Healthcare Trust	107,000	207,580
National Health Investors Inc.	5,794	297,580

Total Health Care REITs		849,703

Hotel & Resort REITs - 3.0%
Apple Hospitality REIT Inc.	26,159	401,279
Chatham Lodging Trust	19,463	186,261
DiamondRock Hospitality Co.	51,435	413,023
Hersha Hospitality Trust, Class A Shares	52,319	515,866
Park Hotels & Resorts Inc.	10,571	130,235
Pebblebrook Hotel Trust	13,602	184,851
RLJ Lodging Trust	22,024	215,615

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotel & Resort REITs - continued
Ryman Hospitality Properties Inc.	1,958	$163,062
Service Properties Trust	30,541	234,860

Total Hotel & Resort REITs		2,445,052

Industrial REITs - 0.2%
Innovative Industrial Properties Inc.	2,084	157,675

Office REITs - 0.1%
Piedmont Office Realty Trust Inc., Class A Shares	18,572	104,375

Real Estate Management & Development - 0.5%
Forestar Group Inc.	8,700	234,378	*
RE/MAX Holdings Inc., Class A Shares	10,180	131,729

Total Real Estate Management & Development		366,107

Residential REITs - 0.2%
Apartment Investment and Management Co., Class A Shares	19,577	133,124	*

TOTAL REAL ESTATE		4,056,036

UTILITIES - 2.9%
Electric Utilities - 1.5%
ALLETE Inc.	5,755	303,864
PNM Resources Inc.	8,370	373,386
Portland General Electric Co.	13,340	540,003

Total Electric Utilities		1,217,253

Gas Utilities - 0.5%
National Fuel Gas Co.	3,819	198,244
Northwest Natural Holding Co.	5,441	207,629

Total Gas Utilities		405,873

Water Utilities - 0.9%
Consolidated Water Co. Ltd.	25,059	712,678

TOTAL UTILITIES		2,335,804

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,392,031)		79,794,536

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $684,966)	5.262%	684,966	684,966	(d)

TOTAL INVESTMENTS - 100.3% (Cost - $78,076,997)			80,479,502
Liabilities in Excess of Other Assets - (0.3)%			(223,002)

TOTAL NET ASSETS - 100.0%			$80,256,500

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$11,767,406	—	$29,591		$11,796,997
Industrials	14,784,131	—	0	*	14,784,131
Other Common Stocks	53,213,408	—	—		53,213,408

Total Long-Term Investments	79,764,945	—	29,591		79,794,536

Short-Term Investments†	684,966	—	—		684,966

Total Investments	$80,449,911	—	$29,591		$80,479,502

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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